Quarterly Schedules of
Portfolio Holdings
January 31, 2021
Domestic Equity Funds

	Retirement Class	Institutional Class	Administrative Class	Investor Class
Harbor Capital Appreciation Fund	HNACX	HACAX	HRCAX	HCAIX
Harbor Large Cap Value Fund	HNLVX	HAVLX	HRLVX	HILVX
Harbor Mid Cap Fund	HMCRX	HMCLX	HMCDX	HMCNX
Harbor Mid Cap Growth Fund	HNMGX	HAMGX	HRMGX	HIMGX
Harbor Mid Cap Value Fund	HNMVX	HAMVX	HRMVX	HIMVX
Harbor Small Cap Growth Fund	HNSGX	HASGX	HRSGX	HISGX
Harbor Small Cap Value Fund	HNVRX	HASCX	HSVRX	HISVX
Harbor Strategic Growth Fund	HNGSX	MVSGX	HSRGX	HISWX

Harbor Capital Appreciation Fund
Portfolio of Investments—January 31, 2021 (Unaudited)

 Value, Cost, and Principal Amounts in Thousands
COMMON STOCKS—99.8%
Shares		Value
AEROSPACE & DEFENSE—0.9%
2,733,726	Safran SA (France)*	$343,650
AUTOMOBILES—6.8%
3,480,915	Tesla Inc.*	2,762,210
BIOTECHNOLOGY—0.7%
1,235,379	Vertex Pharmaceuticals Inc.*	283,001
CAPITAL MARKETS—1.2%
413,517	Goldman Sachs Group Inc.	112,133
1,158,709	S&P Global Inc.	367,311
		479,444
ENTERTAINMENT—4.4%
2,325,439	Netflix Inc.*	1,238,041
1,719,816	Spotify Technology SA (Sweden)*	541,742
		1,779,783
FOOD & STAPLES RETAILING—1.3%
1,473,895	Costco Wholesale Corp.	519,445
HEALTH CARE EQUIPMENT & SUPPLIES—2.2%
1,692,365	Danaher Corp.	402,512
754,364	Dexcom Inc.*	282,774
269,884	Intuitive Surgical Inc.*	201,776
		887,062
HEALTH CARE PROVIDERS & SERVICES—0.9%
1,141,528	Guardant Health Inc.*	177,508
455,301	Humana Inc.	174,430
		351,938
HEALTH CARE TECHNOLOGY—1.0%
1,480,684	Teladoc Health Inc.*	390,649
HOTELS, RESTAURANTS & LEISURE—1.3%
347,928	Chipotle Mexican Grill Inc.*	514,933
INTERACTIVE MEDIA & SERVICES—9.7%
197,033	Airbnb Inc.*	36,181
384,198	Alphabet Inc. Class A*	702,068
383,162	Alphabet Inc. Class C*	703,386
5,740,706	Facebook Inc.*	1,482,997
6,083,053	Match Group Inc.*	850,776
1,562,912	Tencent Holdings Ltd. (China)	139,260
		3,914,668
INTERNET & DIRECT MARKETING RETAIL—8.1%
959,694	Amazon.com Inc.*	3,076,971
3,175,450	Farfetch Ltd. (United Kingdom)*	194,464
		3,271,435
IT SERVICES—15.8%
339,474	Adyen NV (Netherlands)*,1	709,170
763,885	Afterpay Ltd. (Australia)*	77,981
2,033,781	Mastercard Inc.	643,264
487,013	Okta Inc.*	126,141
3,528,039	PayPal Holdings Inc.*	826,655
1,305,080	Shopify Inc. (Canada)*	1,433,748
3,269,963	Square Inc.*	706,181
2,450,938	Twilio Inc.*	880,941
5,101,114	Visa Inc.	985,790
		6,389,871
COMMON STOCKS—Continued
Shares		Value
LEISURE PRODUCTS—1.2%
3,217,863	Peloton Interactive Inc.*	$470,226
MULTILINE RETAIL—0.8%
1,878,207	Target Corp	340,275
PERSONAL PRODUCTS—1.3%
2,275,411	Estée Lauder Companies Inc.	538,476
ROAD & RAIL—3.1%
15,491,041	Uber Technologies Inc.*	788,959
2,251,551	Union Pacific Corp.	444,614
		1,233,573
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—4.5%
2,226,297	NVIDIA Corp.	1,156,762
5,296,358	Taiwan Semiconductor Manufacturing Co. Ltd. ADR (Taiwan)[2]	643,613
		1,800,375
SOFTWARE—17.7%
2,686,682	Adobe Inc.*	1,232,569
1,702,782	Atlassian Corp. plc (Australia)*	393,564
1,234,438	Coupa Software Inc.*	382,515
2,461,223	CrowdStrike Holdings Inc.*	531,132
7,660,192	Microsoft Corp.	1,776,858
1,017,681	RingCentral Inc.*	379,514
3,127,751	salesforce.com Inc.*	705,496
372,883	ServiceNow Inc.*	202,535
6,188,935	Snap Inc.*	327,642
849,276	Snowflake Inc.*	231,385
919,642	Splunk Inc.*	151,769
524,796	Trade Desk Inc.*	401,988
1,205,822	Workday Inc.*	274,361
430,414	Zoom Video Communications Inc.*	160,144
		7,151,472
SPECIALTY RETAIL—3.4%
2,004,063	Carvana Co.*	523,441
1,643,278	Home Depot Inc.	445,033
6,519,758	TJX Companies Inc.	417,525
		1,385,999
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—7.4%
22,710,897	Apple Inc.	2,996,930
TEXTILES, APPAREL & LUXURY GOODS—6.1%
571,193	Kering SA (France)	374,893
1,600,268	Lululemon Athletica Inc. (Canada)*	525,976
1,189,901	LVMH Moet Hennessy Louis Vuitton SE (France)	719,408
6,166,077	NIKE Inc.	823,726
		2,444,003
TOTAL COMMON STOCKS
(Cost $20,570,747)		40,249,418
TOTAL INVESTMENTS—99.8%
(Cost $20,570,747)		40,249,418
CASH AND OTHER ASSETS, LESS LIABILITIES—0.2%		65,020
TOTAL NET ASSETS—100.0%		$40,314,438

Harbor Capital Appreciation Fund
Portfolio of Investments—Continued

FAIR VALUE MEASUREMENTS
At January 31, 2021, the investments in Ayden NV, Afterpay Ltd.,Kering SA, LVMH Moet Hennessy Louis Vuitton SE, Safran SA and Tencent Holdings Ltd.(as disclosed in the preceding Portfolio of Investments) were classified as Level 2 and all other investments were classified as Level 1. There were no Level 3 investments at January 31, 2021 or October 31, 2020.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*	Non-income producing security
1
Depositary receipts such as American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and other country specific depositary receipts are certificatesevidencing ownership of shares of a foreign issuer. These certificates are issued by depositary banks and generally trade on an established market inthe U.S. orelsewhere.

2
Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exemptfrom registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At January 31, 2021, the aggregate valueof these securities was $643,613 or 2% of net assets.

The accompanying notes are an integral part of the Portfolios of Investments.

Harbor Large Cap Value Fund
Portfolio of Investments—January 31, 2021 (Unaudited)

 Value, Cost, and Principal Amounts in Thousands
COMMON STOCKS—96.4%
Shares		Value
AEROSPACE & DEFENSE—1.6%
200,000	General Dynamics Corp.	$29,336
AUTO COMPONENTS—1.8%
1,236,646	CIE Generale DES Etablissements Michelin SCA ADR (France)[1]	34,094
BANKS—9.9%
388,500	Commerce Bancshares Inc.	25,971
260,330	Cullen/Frost Bankers Inc.	24,013
505,000	East West Bancorp Inc.	30,270
346,000	JPMorgan Chase & Co.	44,520
4,000,000	Mitsubishi UFJ Financial Group Inc. ADR (Japan)[1]	18,240
285,000	PNC Financial Services Group Inc.	40,903
		183,917
BEVERAGES—2.1%
825,000	Coca-Cola Co.	39,724
BIOTECHNOLOGY—2.8%
216,000	Amgen Inc.	52,149
BUILDING PRODUCTS—4.5%
370,000	Allegion plc (Ireland)	39,594
875,000	Johnson Controls International plc	43,592
		83,186
CAPITAL MARKETS—2.6%
242,000	Ameriprise Financial Inc.	47,884
CHEMICALS—5.1%
1,320,000	Corteva Inc.	52,615
498,000	RPM International Inc.	41,070
		93,685
CONSTRUCTION MATERIALS—2.4%
153,000	Martin Marietta Materials Inc.	43,974
CONSUMER FINANCE—2.5%
452,000	Capital One Financial Corp.	47,125
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs)—2.1%
305,000	Equity Lifestyle Properties Inc.	18,556
143,000	Sun Communities Inc.	20,468
		39,024
FOOD & STAPLES RETAILING—1.2%
430,000	Walgreens Boots Alliance Inc.	21,607
FOOD PRODUCTS—1.6%
455,000	Tyson Foods Inc.	29,261
HEALTH CARE EQUIPMENT & SUPPLIES—8.8%
600,000	Alcon Inc. (Switzerland)*	43,026
318,000	Danaher Corp.	75,633
407,000	Medtronic plc (Ireland)	45,311
		163,970
HOUSEHOLD DURABLES—5.8%
635,000	Lennar Corp. Class A	52,800
7,120	Lennar Corp. Class B	477
570,000	Sony Corp. ADR (Japan)[1]	54,555
		107,832
HOUSEHOLD PRODUCTS—2.2%
319,000	Procter & Gamble Co.	40,899
COMMON STOCKS—Continued
Shares		Value
INSURANCE—3.5%
210,000	Chubb Ltd. (Switzerland)	$30,591
410,000	Cincinnati Financial Corp	34,477
		65,068
INTERACTIVE MEDIA & SERVICES—2.3%
854,000	Twitter Inc.*	43,153
IT SERVICES—2.5%
200,000	PayPal Holdings Inc.*	46,862
MACHINERY—5.0%
187,000	Parker-Hannifin Corp.	49,482
450,000	Xylem Inc.	43,466
		92,948
OIL, GAS & CONSUMABLE FUELS—4.3%
1,990,000	Cabot Oil & Gas Corp.	36,477
350,000	Phillips 66	23,730
160,000	Pioneer Natural Resources Co.	19,344
		79,551
PHARMACEUTICALS—3.8%
1,246,000	Elanco Animal Health Inc.*	36,171
370,000	Novartis AG ADR (Switzerland)[1]	33,474
		69,645
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—6.3%
415,000	Microchip Technology Inc.	56,486
388,000	QUALCOMM Inc.	60,636
		117,122
SOFTWARE—11.7%
151,000	Adobe Inc.*	69,274
195,000	ANSYS Inc.*	69,102
337,000	Microsoft Corp.	78,171
		216,547
TOTAL COMMON STOCKS
(Cost $1,260,482)		1,788,563
TOTAL INVESTMENTS—96.4%
(Cost $1,260,482)		1,788,563
CASH AND OTHER ASSETS, LESS LIABILITIES—3.6%		65,879
TOTAL NET ASSETS—100.0%		$1,854,442

Harbor Large Cap Value Fund
Portfolio of Investments—Continued

FAIR VALUE MEASUREMENTS
All investments at January 31, 2021 (as disclosed in the preceding Portfolio of Investments) were classified as Level 1. There were no Level 3 investments at January 31, 2021 or October 31, 2020.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*	Non-income producing security
1
Depositary receipts such as American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and other country specific depositary receipts are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depositary banks and generally trade on an established market in the U.S. or elsewhere.

The accompanying notes are an integral part of the Portfolios of Investments.

Harbor Mid Cap Fund
Portfolio of Investments—January 31, 2021 (Unaudited)

 Value, Cost, and Principal Amounts in Thousands
COMMON STOCKS—95.3%
Shares		Value
AEROSPACE & DEFENSE—1.2%
2,364	General Dynamics Corp.	$347
BANKS—1.7%
28,279	KeyCorp	477
BUILDING PRODUCTS—1.8%
9,472	Masco Corp	514
CAPITAL MARKETS—6.1%
1,609	Houlihan Lokey Inc.	104
6,454	Intercontinental Exchange Inc.	712
4,772	Raymond James Financial Inc.	477
8,799	Stifel Financial Corp.	456
		1,749
CHEMICALS—5.1%
3,241	Albemarle Corp.	527
3,581	Eastman Chemical Co.	352
2,544	Scotts Miracle-Gro Co.	564
		1,443
COMMERCIAL SERVICES & SUPPLIES—3.9%
7,057	Republic Services Inc	639
7,162	Stericycle Inc.*	469
		1,108
CONTAINERS & PACKAGING—2.4%
2,771	Packaging Corp. of America	372
7,232	Sealed Air Corp	306
		678
ELECTRICAL EQUIPMENT—1.7%
9,131	Sensata Technologies Holding plc (United Kingdom)*	498
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—2.6%
5,283	Keysight Technologies Inc.*	748
ENTERTAINMENT—2.2%
6,921	Activision Blizzard Inc.	630
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs)—4.4%
12,470	Americold Realty Trust	435
4,498	Boston Properties Inc.	410
1,499	SBA Communications Corp.	403
		1,248
FOOD & STAPLES RETAILING—1.4%
5,688	Sysco Corp.	407
HEALTH CARE EQUIPMENT & SUPPLIES—1.4%
7,592	Dentsply Sirona Inc.	406
HEALTH CARE PROVIDERS & SERVICES—2.4%
2,957	AmerisourceBergen Corp	308
1,701	Laboratory Corp. of America Holdings*	389
		697
HOTELS, RESTAURANTS & LEISURE—2.2%
5,501	Darden Restaurants Inc.	643
HOUSEHOLD DURABLES—2.7%
10,112	D.R. Horton Inc.	777
INSURANCE—4.6%
3,087	Reinsurance Group of America Inc.	324
COMMON STOCKS—Continued
Shares		Value
INSURANCE—Continued
2,803	Renaissance Holdings Ltd. (United Kingdom)	$422
6,414	The Progressive Corp.	559
		1,305
IT SERVICES—6.8%
2,908	Akamai Technologies Inc.*	323
4,691	Arrow Electronics Inc.*	458
6,028	Black Knight Inc.*	492
3,726	Global Payments Inc.	658
		1,931
LIFE SCIENCES TOOLS & SERVICES—5.7%
4,926	Agilent Technologies Inc.	592
1,077	Bio-Rad Laboratories Inc.*	618
5,647	Syneos Health Inc.*	420
		1,630
MACHINERY—6.1%
2,050	Cummins Inc.	480
3,070	Dover Corp.	358
2,333	Snap-on Inc.	420
4,181	Woodward Inc.	468
		1,726
MULTI-UTILITIES—1.5%
4,699	WEC Energy Group Inc.	418
OIL, GAS & CONSUMABLE FUELS—2.3%
8,556	Cimarex Energy Co.	361
14,431	Continental Resources Inc.*	284
		645
REAL ESTATE MANAGEMENT & DEVELOPMENT—2.1%
9,650	CBRE Group Inc.*	588
ROAD & RAIL—1.5%
5,086	CSX Corp	436
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—9.8%
8,908	Applied Materials Inc.	861
2,682	CMC Materials Inc.	395
5,096	Skyworks Solutions Inc.	863
5,072	Xilinx Inc.*	662
		2,781
SOFTWARE—8.0%
2,268	ANSYS Inc.*	804
6,218	Realpage Inc.*	538
3,702	Synopsys Inc.*	946
		2,288
SPECIALTY RETAIL—0.8%
3,634	TJX Companies Inc.	233

Harbor Mid Cap Fund
Portfolio of Investments—Continued

 Value, Cost, and Principal Amounts in Thousands
COMMON STOCKS—Continued
Shares		Value
TRADING COMPANIES & DISTRIBUTORS—2.9%
11,517	Air Lease Corp.	$457
3,937	GATX Corp.	365
		822
TOTAL COMMON STOCKS
(Cost $24,134)		27,173
TOTAL INVESTMENTS—95.3%
(Cost $24,134)		27,173
CASH AND OTHER ASSETS, LESS LIABILITIES—4.7%		1,326
TOTAL NET ASSETS—100.0%		$28,499

FAIR VALUE MEASUREMENTS
All investments at January 31, 2021 (as disclosed in the preceding Portfolio of Investments) were classified as Level 1. There were no Level 3 investments at January 31, 2021 or October 31, 2020.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*	Non-income producing security
The accompanying notes are an integral part of the Portfolios of Investments.

Harbor Mid Cap Growth Fund
Portfolio of Investments—January 31, 2021 (Unaudited)

 Value, Cost, and Principal Amounts in Thousands
COMMON STOCKS—95.4%
Shares		Value
AUTOMOBILES—2.5%
97,201	Thor Industries Inc.	$11,762
BEVERAGES—3.5%
6,224	Boston Beer Co. Inc.*	5,707
120,753	Monster Beverage Corp.*	10,485
		16,192
BIOTECHNOLOGY—5.6%
42,389	Apellis Pharmaceuticals Inc.*	1,876
19,292	Ascendis Pharma AS ADR (Denmark)*,1	2,897
70,398	Exact Sciences Corp.*	9,656
35,456	Galapagos NV (Belgium)*	3,702
1,736	Galapagos NV ADR (Belgium)*,1	181
34,231	Kodiak Sciences Inc.*	4,324
20,627	Seagen Inc.*	3,388
		26,024
CAPITAL MARKETS—2.2%
99,273	Ares Management Corp.	4,483
312,100	Bowx Acquisition Corp.*	3,514
95,774	Churchill Capital Corp. IV*	2,346
		10,343
COMMERCIAL SERVICES & SUPPLIES—1.4%
58,152	Copart Inc.*	6,382
DIVERSIFIED CONSUMER SERVICES—2.7%
130,840	Chegg Inc.*	12,464
ELECTRICAL EQUIPMENT—0.1%
17,926	Vontier Corp.*	581
ENTERTAINMENT—2.6%
38,169	Spotify Technology SA (Sweden)*	12,023
HEALTH CARE EQUIPMENT & SUPPLIES—12.1%
31,968	ABIOMED Inc.*	11,133
36,935	Align Technology Inc.*	19,405
33,723	Dexcom Inc.*	12,641
26,707	Insulet Corp.*	7,136
65,397	Tandem Diabetes Care Inc.*	6,059
		56,374
HOTELS, RESTAURANTS & LEISURE—2.5%
61,232	Penn National Gaming Inc.*	6,351
74,296	Planet Fitness Inc.*	5,349
		11,700
HOUSEHOLD DURABLES—2.0%
112,233	Lennar Corp.	9,332
INTERACTIVE MEDIA & SERVICES—4.7%
107,826	Match Group Inc.*	15,080
136,826	Twitter Inc.*	6,914
		21,994
IT SERVICES—5.1%
120,648	GoDaddy Inc.*	9,480
90,655	Leidos Holdings Inc.	9,615
21,661	Square Inc.*	4,678
		23,773
COMMON STOCKS—Continued
Shares		Value
LEISURE PRODUCTS—4.5%
277,112	Draftkings Inc.*	$14,994
52,247	Polaris Industries Inc.	6,096
		21,090
LIFE SCIENCES TOOLS & SERVICES—1.1%
40,879	Agilent Technologies Inc.	4,913
MACHINERY—2.4%
91,675	Fortive Corp.	6,058
37,967	Middleby Corp.*	5,153
		11,211
PHARMACEUTICALS—1.1%
142,813	Elanco Animal Health Inc.*	4,146
8,447	Reata Pharmaceuticals Inc.*	875
		5,021
PROFESSIONAL SERVICES—2.9%
15,141	CoStar Group Inc.*	13,623
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—2.9%
172,998	Marvell Technology Group Ltd. (Bermuda)	8,903
30,540	MKS Instruments Inc.	4,827
		13,730
SOFTWARE—20.1%
138,805	2U Inc.*	5,677
27,264	Fair Isaac Corp.*	12,272
90,594	Guidewire Software Inc.*	10,395
629,542	Multiplan Corp.*	5,024
21,378	Paycom Software Inc.*	8,118
37,161	Proofpoint Inc.*	4,797
29,611	RingCentral Inc.*	11,042
156,387	Snap Inc.*	8,279
75,279	Splunk Inc.*	12,423
16,927	Varonis Systems Inc.*	2,992
54,378	Workday Inc.*	12,373
		93,392
SPECIALTY RETAIL—10.0%
35,908	Burlington Stores Inc.*	8,937
56,784	Five Below Inc.*	9,979
111,042	Floor & Decor Holdings Inc.*	10,224
111,214	Ollie's Bargain Outlet Holdings Inc.*	10,535
59,590	Ross Stores Inc.*	6,632
		46,307
TEXTILES, APPAREL & LUXURY GOODS—3.4%
48,146	Lululemon Athletica Inc.*	15,825
TOTAL COMMON STOCKS
(Cost $326,811)		444,056

EXCHANGE-TRADED FUNDS—2.8%
(Cost $12,539)
CAPITAL MARKETS—2.8%
125,274	iShares Russell Mid-Cap Growth ETF	12,810

Harbor Mid Cap Growth Fund
Portfolio of Investments—Continued

 Value, Cost, and Principal Amounts in Thousands
SHORT-TERM INVESTMENTS—1.8%
(Cost $8,146)
Principal Amount		Value
REPURCHASE AGREEMENTS
$8,146	Repurchase Agreement with Bank of America dated January 29, 2021 due February 01, 2021 at 0.030% collateralized by U.S. Treasury Notes (value $8,279)	$8,146
TOTAL INVESTMENTS—100.0%
(Cost $347,496)		465,012
CASH AND OTHER ASSETS, LESS LIABILITIES—0.0%		217
TOTAL NET ASSETS—100.0%		$465,229

FAIR VALUE MEASUREMENTS
At January 31, 2021, the investment in the repurchase agreement (as disclosed in the preceding Portfolio of Investments) was classified as Level 2 and all other investments were classified as Level 1. There were no Level 3 investments at January 31, 2021 or October 31, 2020.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*	Non-income producing security
1
Depositary receipts such as American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and other country specific depositary receipts are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depositary banks and generally trade on an established market in the U.S. or elsewhere.

The accompanying notes are an integral part of the Portfolios of Investments.

Harbor Mid Cap Value Fund
Portfolio of Investments—January 31, 2021 (Unaudited)

 Value, Cost, and Principal Amounts in Thousands
COMMON STOCKS—104.7%
Shares		Value
AEROSPACE & DEFENSE—1.5%
9,300	Huntington Ingalls Industries Inc.	$1,463
91,100	Textron Inc.	4,123
		5,586
AIR FREIGHT & LOGISTICS—0.8%
58,200	Atlas Air Worldwide Holdings Inc.*	3,016
AIRLINES—1.6%
39,500	Alaska Air Group Inc.*	1,929
188,800	JetBlue Airways Corp.*	2,707
31,500	United Airlines Holdings Inc.*	1,260
		5,896
AUTO COMPONENTS—1.8%
118,200	American Axle & Manufacturing Holdings Inc.*	1,041
58,900	BorgWarner Inc.	2,473
68,900	Goodyear Tire & Rubber Co.*	727
15,400	Lear Corp.	2,322
		6,563
AUTOMOBILES—0.9%
81,800	Harley-Davidson Inc.	3,279
BANKS—5.9%
41,100	CIT Group Inc.	1,516
140,200	Citizens Financial Group Inc.	5,109
175,000	Fifth Third Bancorp	5,063
143,100	KeyCorp	2,413
232,100	Regions Financial Corp.	3,948
89,800	Zions Bancorporation	3,964
		22,013
BEVERAGES—1.5%
110,500	Molson Coors Brewing Co.*	5,543
BIOTECHNOLOGY—1.5%
25,600	Alexion Pharmaceuticals Inc.*	3,925
93,493	Viatris Inc.*	1,589
		5,514
BUILDING PRODUCTS—1.0%
47,400	Owens Corning	3,678
CAPITAL MARKETS—2.7%
32,300	Ameriprise Financial Inc.	6,391
120,600	Ares Capital Corp.	2,087
280,000	Prospect Capital Corp.	1,764
		10,242
CHEMICALS—4.3%
45,000	Cabot Corp.	1,976
18,100	Celanese Corp.	2,211
112,122	Chemours Co.	2,953
47,600	Eastman Chemical Co.	4,681
114,500	Huntsman Corp.	3,025
21,500	Trinseo SA (Luxembourg)	1,093
		15,939
CONSUMER FINANCE—2.4%
117,500	Ally Financial Inc.	4,446
22,700	Discover Financial Services	1,896
225,200	Navient Corp.	2,535
		8,877
COMMON STOCKS—Continued
Shares		Value
CONTAINERS & PACKAGING—2.7%
61,100	Greif Inc.	$2,759
158,830	O-I Glass Inc.*	2,008
55,200	Silgan Holdings Inc.	2,011
83,600	WestRock Co.	3,463
		10,241
DIVERSIFIED FINANCIAL SERVICES—0.7%
79,987	Banco Latinoamericano de Comercio Exterior SA (Panama)	1,219
24,300	Voya Financial Inc.	1,348
		2,567
ELECTRIC UTILITIES—1.7%
24,500	Edison International	1,425
184,700	PPL Corp.	5,111
		6,536
ELECTRICAL EQUIPMENT—0.7%
31,200	Atkore International Group Inc.*	1,384
10,700	Regal Beloit Corp.	1,343
		2,727
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—2.2%
48,100	Avnet Inc.	1,698
61,800	Methode Electronics Inc.	2,333
13,988	SYNNEX Corp.	1,142
125,800	TTM Technologies Inc.*	1,687
69,800	Vishay Intertechnology Inc.	1,504
		8,364
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs)—8.5%
213,903	Brandywine Realty Trust	2,353
147,600	Brixmor Property Group Inc.	2,499
429,000	Franklin Street Properties Corp.	1,763
48,803	Gaming and Leisure Properties Inc.	2,007
174,291	Hersha Hospitality Trust*	1,332
88,234	Industrial Logistics Properties Trust	1,871
71,600	Iron Mountain Inc.	2,411
52,750	Office Properties Income Trust	1,221
60,600	Omega Healthcare Investors Inc.	2,195
139,000	Paramount Group Inc.	1,236
138,248	Piedmont Office Realty Trust Inc.	2,126
32,452	Retail Value Inc.	507
138,200	Sabra Health Care REIT Inc.	2,320
124,400	Service Properties Trust	1,320
216,500	SITE Centers Corp.	2,401
141,500	Summit Hotel Properties Inc.*	1,146
82,560	Vereit Inc.	2,909
22,500	Xenia Hotels & Resorts Inc.*	325
		31,942
FOOD & STAPLES RETAILING—2.2%
51,800	Ingles Markets Inc.	2,464
166,300	Kroger Co.	5,737
		8,201
FOOD PRODUCTS—3.8%
71,900	ConAgra Foods Inc.	2,488
39,000	Ingredion Inc.	2,943
37,700	JM Smucker Co.	4,389
68,100	Tyson Foods Inc.	4,379
		14,199

Harbor Mid Cap Value Fund
Portfolio of Investments—Continued

 Value, Cost, and Principal Amounts in Thousands
COMMON STOCKS—Continued
Shares		Value
GAS UTILITIES—0.8%
70,900	National Fuel Gas Co.	$2,854
HEALTH CARE PROVIDERS & SERVICES—5.5%
59,300	Cardinal Health Inc.	3,186
39,100	DaVita Inc.*	4,589
18,500	HCA Healthcare Inc.	3,006
8,400	Laboratory Corp. of America Holdings*	1,923
27,200	McKesson Corp.	4,746
26,600	Universal Health Services Inc.*	3,316
		20,766
HOTELS, RESTAURANTS & LEISURE—0.5%
12,200	Brinker International Inc.*	719
30,500	Wyndham Destinations Inc.	1,349
		2,068
HOUSEHOLD DURABLES—4.4%
101,478	Ethan Allen Interiors Inc.	2,400
26,100	Meritage Homes Corp.*	2,095
68,100	PulteGroup Inc.	2,962
72,600	Toll Brothers Inc.	3,710
29,400	Whirlpool Corp.	5,442
		16,609
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS—1.7%
314,400	Vistra Energy Corp.	6,279
INSURANCE—6.8%
48,900	Allstate Corp.	5,241
27,500	American Financial Group Inc.	2,589
44,300	Assured Guaranty Ltd.	1,584
97,100	Hartford Financial Services Group Inc.	4,663
69,800	Lincoln National Corp.	3,175
129,100	Old Republic International Corp.	2,336
58,400	Principal Financial Group Inc.	2,877
75,200	Universal Insurance Holdings Inc.	1,007
78,300	Unum Group	1,819
		25,291
INTERNET & DIRECT MARKETING RETAIL—0.8%
51,000	eBay Inc.	2,882
IT SERVICES—2.9%
33,000	Arrow Electronics Inc.*	3,222
13,988	Concentrix Corp.*	1,495
98,200	DXC Technology Co.*	2,769
143,900	Western Union Co.	3,205
		10,691
LEISURE PRODUCTS—0.5%
23,300	Brunswick Corp.	2,014
MACHINERY—7.9%
42,500	AGCO Corp.	4,713
100,600	Allison Transmission Holdings Inc.	4,095
19,400	Cummins Inc.	4,548
135,300	Meritor Inc.*	3,492
38,400	Oshkosh Corp.	3,517
20,600	Snap-on Inc.	3,708
55,500	Timken Co.	4,199
89,100	Wabash National Corp.	1,421
		29,693
COMMON STOCKS—Continued
Shares		Value
MEDIA—3.4%
82,500	AMC Networks Inc.*	$4,077
18,100	Nexstar Media Group Inc.	2,058
144,100	TEGNA Inc.	2,310
87,672	ViacomCBS Inc.	4,252
		12,697
METALS & MINING—1.1%
35,800	Reliance Steel & Aluminum Co.	4,156
MORTGAGE REAL ESTATE INVESTMENT TRUSTS (REITs)—1.1%
166,600	Annaly Capital Management Inc.	1,353
298,300	MFA Financial Inc.	1,086
93,400	PennyMac Mortgage Investment Trust	1,611
		4,050
MULTILINE RETAIL—2.0%
48,600	Big Lots Inc.	2,900
54,700	Kohl's Corp.*	2,410
150,600	Macy's Inc.*	2,265
		7,575
MULTI-UTILITIES—0.7%
93,150	MDU Resources Group Inc.	2,449
OIL, GAS & CONSUMABLE FUELS—2.4%
112,700	Devon Energy Corp.	1,855
78,200	HollyFrontier Corp.	2,226
49,800	Marathon Petroleum Corp.	2,149
47,600	Valero Energy Corp.	2,686
		8,916
PHARMACEUTICALS—2.0%
42,900	Jazz Pharmaceuticals plc (Ireland)*	6,671
110,150	Lannett Co. Inc.*	854
		7,525
PROFESSIONAL SERVICES—0.8%
35,700	ManpowerGroup Inc.	3,157
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—0.4%
15,600	Cirrus Logic Inc.*	1,462
SPECIALTY RETAIL—4.5%
34,100	Best Buy Co. Inc.	3,711
49,200	Dick's Sporting Goods Inc.	3,297
81,800	Foot Locker Inc.	3,584
18,600	Group 1 Automotive Inc.	2,560
36,200	ODP Corp.*	1,545
36,800	Penske Automotive Group Inc.	2,202
		16,899
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—3.6%
242,314	HP Inc.	5,898
86,900	Seagate Technology plc (Ireland)	5,746
93,900	Xerox Holdings Corp.	1,974
		13,618
TEXTILES, APPAREL & LUXURY GOODS—0.5%
47,700	Capri Holdings Ltd. (Virgin Islands)*	1,987

Harbor Mid Cap Value Fund
Portfolio of Investments—Continued

 Value, Cost, and Principal Amounts in Thousands
COMMON STOCKS—Continued
Shares		Value
THRIFTS & MORTGAGE FINANCE—1.2%
169,600	MGIC Investment Corp.	$1,988
136,700	Radian Group Inc.	2,624
		4,612
TRADING COMPANIES & DISTRIBUTORS—0.8%
65,642	Triton International Ltd. (Bermuda)	3,042
TOTAL COMMON STOCKS
(Cost $374,428)		392,215
TOTAL INVESTMENTS—104.7%
(Cost $374,428)		392,215
CASH AND OTHER ASSETS, LESS LIABILITIES—(4.7)%		(17,654)
TOTAL NET ASSETS—100.0%		$374,561

FAIR VALUE MEASUREMENTS
All investments at January 31, 2021 (as disclosed in the preceding Portfolio of Investments) were classified as Level 1. There were no Level 3 investments at January 31, 2021 or October 31, 2020.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*	Non-income producing security
The accompanying notes are an integral part of the Portfolios of Investments.

Harbor Small Cap Growth Fund
Portfolio of Investments—January 31, 2021 (Unaudited)

 Value, Cost, and Principal Amounts in Thousands
COMMON STOCKS—97.9%
Shares		Value
AEROSPACE & DEFENSE—1.3%
333,866	Hexcel Corp.*	$14,577
BANKS—1.1%
947,247	First Horizon National Corp.	13,157
BIOTECHNOLOGY—17.7%
194,386	Acceleron Pharma Inc.*	22,457
136,640	Ascendis Pharma AS ADR (Denmark)*,1	20,517
158,600	Black Diamond Therapeutics Inc.*	3,929
269,206	Blueprint Medicines Corp.*	26,046
250,701	Bridgebio Pharma Inc.*	14,230
74,824	Fate Therapeutics Inc.*	6,781
235,102	Fibrogen Inc.*	11,327
561,634	Innoviva Inc.*	6,745
612,835	Insmed Inc.*	23,036
1,643,299	Ironwood Pharmaceuticals Inc.*	16,795
616,906	Mersana Therapeutics Inc.*	11,758
304,183	Rocket Pharmaceuticals Inc.*	16,754
187,873	Turning Point Therapeutics Inc.*	23,576
		203,951
BUILDING PRODUCTS—4.7%
365,175	Advanced Drainage Systems Inc.	30,119
260,670	Trex Co. Inc.*	23,922
		54,041
CAPITAL MARKETS—1.8%
112,649	Hamilton Lane Inc.	8,490
112,642	LPL Financial Holdings Inc.	12,204
		20,694
COMMERCIAL SERVICES & SUPPLIES—1.0%
74,820	MSA Safety Inc.	11,681
COMMUNICATIONS EQUIPMENT—1.6%
344,842	ADTRAN Inc.	5,932
789,725	Viavi Solutions Inc.*	12,201
		18,133
CONTAINERS & PACKAGING—1.4%
339,970	Berry Global Group Inc.*	16,784
DIVERSIFIED TELECOMMUNICATION SERVICES—0.5%
728,727	Orbcomm Inc.*	5,458
ENTERTAINMENT—2.3%
43,638	Madison Square Garden Sports Corp*	7,064
1,990,590	Zynga Inc.*	19,727
		26,791
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs)—2.8%
99,630	PS Business Parks Inc.	13,562
497,340	Spirit Realty Capital Inc.	19,177
		32,739
HEALTH CARE EQUIPMENT & SUPPLIES—4.2%
258,020	Haemonetics Corp.*	29,489
211,050	Tandem Diabetes Care Inc.*	19,554
		49,043
HEALTH CARE PROVIDERS & SERVICES—2.3%
91,094	Amedisys Inc.*	26,172
COMMON STOCKS—Continued
Shares		Value
HOTELS, RESTAURANTS & LEISURE—3.2%
362,440	Cheesecake Factory Inc.*	$16,299
113,460	Churchill Downs Inc.	21,268
		37,567
HOUSEHOLD DURABLES—3.3%
192,760	Topbuild Corp.*	38,542
INSURANCE—4.0%
431,117	BRP Group Inc.*	10,006
185,025	Palomar Holdings Inc.*	18,427
127,691	Primerica Inc.	17,788
		46,221
IT SERVICES—6.6%
715,930	Repay Holdings Corp.*	15,858
174,299	Science Applications International Corp.	16,738
233,420	Shift4 Payments Inc.*	15,175
92,112	WEX Inc.*	17,372
164,287	WNS Holdings Ltd. ADR (India)*,1	11,037
		76,180
LEISURE PRODUCTS—1.8%
309,463	BRP Inc. (Canada)	20,397
LIFE SCIENCES TOOLS & SERVICES—4.8%
37,820	Bio-Rad Laboratories Inc.*	21,700
137,244	ICON plc (Ireland)*	27,972
29,890	Repligen Corp.*	5,978
		55,650
MACHINERY—5.0%
209,834	ITT Inc.	15,677
161,040	Lincoln Electric Holdings Inc.	18,439
307,333	Timken Co.	23,253
		57,369
PHARMACEUTICALS—1.6%
272,870	Pacira BioSciences Inc.*	18,031
REAL ESTATE MANAGEMENT & DEVELOPMENT—1.3%
170,390	The Howard Hughes Corp.*	14,682
ROAD & RAIL—1.7%
113,860	Saia Inc.*	20,125
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—6.2%
154,552	Advanced Energy Industries Inc.*	15,854
399,784	Kulicke & Soffa Industries Inc.	14,260
455,867	Silicon Motion Technology Corp. ADR (Taiwan)[1]	22,525
196,714	Smart Global Holdings Inc. (Cayman Islands)*	7,308
116,198	Synaptics Inc.*	11,529
		71,476
SOFTWARE—10.6%
309,470	2U Inc.*	12,658
272,464	ACI Worldwide Inc.*	10,460
107,360	Blackline Inc.*	13,916
447,322	Bottomline Technologies de Inc.*	21,373
496,530	Change Healthcare Inc.*	11,847
84,580	Cyberark Software Ltd. (Israel)*	13,554
368,834	Mimecast Ltd. (Jersey)*	15,882
509,250	Nuance Communications Inc.*	23,191
		122,881

Harbor Small Cap Growth Fund
Portfolio of Investments—Continued

 Value, Cost, and Principal Amounts in Thousands
COMMON STOCKS—Continued
Shares		Value
SPECIALTY RETAIL—3.7%
102,070	Five Below Inc.*	$17,937
540,445	National Vision Holdings Inc.*	25,060
		42,997
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—1.4%
477,415	NCR Corp.*	15,927
TOTAL COMMON STOCKS
(Cost $797,715)		1,131,266
TOTAL INVESTMENTS—97.9%
(Cost $797,715)		1,131,266
CASH AND OTHER ASSETS, LESS LIABILITIES—2.1%		24,063
TOTAL NET ASSETS—100.0%		$1,155,329

FAIR VALUE MEASUREMENTS
All investments at January 31, 2021 (as disclosed in the preceding Portfolio of Investments) were classified as Level 1. There were no Level 3 investments at January 31, 2021 or October 31, 2020.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*	Non-income producing security
1
Depositary receipts such as American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and other country specific depositary receipts are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depositary banks and generally trade on an established market in the U.S. or elsewhere.

The accompanying notes are an integral part of the Portfolios of Investments.

Harbor Small Cap Value Fund
Portfolio of Investments—January 31, 2021 (Unaudited)

 Value, Cost, and Principal Amounts in Thousands
COMMON STOCKS—96.2%
Shares		Value
AEROSPACE & DEFENSE—5.1%
791,459	Hexcel Corp.*	$34,555
278,548	Moog Inc.	20,576
160,725	Teledyne Technologies Inc.*	57,381
		112,512
BANKS—6.6%
594,235	Enterprise Financial Services Corp.	20,982
907,360	First Merchants Corp.	34,180
477,053	Heartland Financial USA Inc.	20,351
372,037	South State Corp.	25,946
765,845	Trustmark Corp.	21,038
715,259	United Bankshares Inc.	22,645
		145,142
BIOTECHNOLOGY—3.9%
386,765	Emergent BioSolutions Inc.*	41,326
1,639,908	Myriad Genetics Inc.*	45,179
		86,505
CAPITAL MARKETS—4.7%
149,199	Eaton Vance Corp.	10,017
213,540	Houlihan Lokey Inc.	13,848
347,064	Raymond James Financial Inc.	34,682
857,257	Stifel Financial Corp.	44,423
		102,970
CHEMICALS—4.6%
665,312	Cabot Corp.	29,214
331,696	Scotts Miracle-Gro Co.	73,441
		102,655
COMMERCIAL SERVICES & SUPPLIES—4.0%
1,000,850	Casella Waste Systems Inc.*	57,289
2,442,892	Steelcase Inc.	31,586
		88,875
CONSUMER FINANCE—1.5%
565,419	FirstCash Inc.	33,292
ELECTRICAL EQUIPMENT—1.8%
492,421	EnerSys	40,492
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—5.8%
34,821	Coherent Inc.*	6,993
189,541	Littelfuse Inc.	46,129
437,992	Plexus Corp.*	33,690
1,356,238	Sanmina Corp.*	42,179
		128,991
ENERGY EQUIPMENT & SERVICES—1.6%
366,914	Core Laboratories NV (Netherlands)	12,101
425,185	DMC Global Inc.*	24,308
		36,409
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs)—4.4%
1,265,950	Corporate Office Properties Trust	33,257
1,662,319	Pebblebrook Hotel Trust	30,553
1,135,321	STAG Industrial Inc.	33,833
		97,643
FOOD PRODUCTS—4.4%
1,574,593	Darling Ingredients Inc.*	97,641
COMMON STOCKS—Continued
Shares		Value
HEALTH CARE EQUIPMENT & SUPPLIES—2.3%
446,957	CONMED Corp.	$50,014
HEALTH CARE PROVIDERS & SERVICES—4.8%
2,175,231	MEDNAX Inc.*	59,319
220,277	Molina Healthcare Inc.*	47,053
		106,372
HOTELS, RESTAURANTS & LEISURE—1.9%
308,003	Cracker Barrel Old Country Store Inc.*	41,676
HOUSEHOLD DURABLES—1.5%
406,615	Meritage Homes Corp.*	32,635
INSURANCE—4.1%
1,236,978	Horace Mann Educators Corp.	48,452
265,101	Reinsurance Group of America Inc.	27,849
507,789	United Fire Group Inc.	13,985
		90,286
IT SERVICES—4.2%
516,754	ManTech International Corp.	46,348
4,207,665	Sabre Corp.*	45,358
		91,706
MACHINERY—8.1%
509,070	Albany International Corp.	35,390
802,345	Altra Industrial Motion Corp.	41,249
744,714	Franklin Electric Co. Inc.	51,698
655,707	Timken Co.	49,611
		177,948
OIL, GAS & CONSUMABLE FUELS—0.9%
2,358,367	Archrock Inc.	20,919
PHARMACEUTICALS—4.1%
785,695	Catalent Inc.*	90,394
ROAD & RAIL—1.4%
489,860	Ryder System Inc.	30,660
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—11.3%
299,679	Advanced Energy Industries Inc.	30,741
384,844	CMC Materials Inc.	56,691
539,806	Entegris Inc.	53,112
1,640,548	FormFactor Inc.*	67,049
117,182	Monolithic Power Systems Inc.	41,634
		249,227
TEXTILES, APPAREL & LUXURY GOODS—1.5%
1,137,882	Wolverine World Wide Inc.	32,589
TRADING COMPANIES & DISTRIBUTORS—1.7%
415,580	GATX Corp.	38,566
TOTAL COMMON STOCKS
(Cost $1,379,179)		2,126,119
TOTAL INVESTMENTS—96.2%
(Cost $1,379,179)		2,126,119
CASH AND OTHER ASSETS, LESS LIABILITIES—3.8%		83,322
TOTAL NET ASSETS—100.0%		$2,209,441

Harbor Small Cap Value Fund
Portfolio of Investments—Continued

FAIR VALUE MEASUREMENTS
All investments at January 31, 2021 (as disclosed in the preceding Portfolio of Investments) were classified as Level 1. There were no Level 3 investments at January 31, 2021 or October 31, 2020.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*	Non-income producing security
The accompanying notes are an integral part of the Portfolios of Investments.

Harbor Strategic Growth Fund
Portfolio of Investments—January 31, 2021 (Unaudited)

 Value, Cost, and Principal Amounts in Thousands
COMMON STOCKS—99.0%
Shares		Value
AEROSPACE & DEFENSE—1.4%
2,863	TransDigm Group Inc.*	$1,584
BANKS—5.4%
32,602	First Republic Bank	4,727
36,767	U.S. Bancorp.	1,575
		6,302
BEVERAGES—1.7%
14,672	PepsiCo Inc.	2,004
CAPITAL MARKETS—5.3%
57,869	Charles Schwab Corp.	2,983
12,018	Moody's Corp.	3,200
		6,183
CHEMICALS—6.6%
14,878	Air Products & Chemicals Inc.	3,969
7,845	Ecolab Inc.	1,605
8,249	Linde plc (Ireland)	2,024
		7,598
DIVERSIFIED FINANCIAL SERVICES—4.4%
22,525	Berkshire Hathaway Inc. Class B*	5,133
ELECTRICAL EQUIPMENT—2.8%
16,962	Amphenol Corp.	2,118
34,483	Vontier Corp.*	1,119
		3,237
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs)—3.3%
16,775	American Tower Corp.	3,814
HEALTH CARE EQUIPMENT & SUPPLIES—3.1%
9,579	Teleflex Inc.	3,617
HOTELS, RESTAURANTS & LEISURE—1.1%
13,421	Starbucks Corp.	1,299
HOUSEHOLD DURABLES—2.2%
42,658	Unilever plc ADR (United Kingdom)[1]	2,489
INDUSTRIAL CONGLOMERATES—5.2%
19,507	Honeywell International Inc.	3,811
5,477	Roper Technologies Inc.	2,152
		5,963
INSURANCE—3.1%
3,761	Markel Corp.*	3,646
INTERACTIVE MEDIA & SERVICES—6.9%
2,813	Alphabet Inc. Class C*	5,164
10,847	Facebook Inc.*	2,802
		7,966
INTERNET & DIRECT MARKETING RETAIL—4.7%
1,692	Amazon.com Inc.*	5,425
IT SERVICES—2.8%
16,767	Visa Inc.	3,240
LIFE SCIENCES TOOLS & SERVICES—2.4%
2,338	Mettler-Toledo International Inc.*	2,731
MACHINERY—2.1%
36,988	Fortive Corp.	2,444
COMMON STOCKS—Continued
Shares		Value
MEDIA—2.0%
46,441	Comcast Corp.	$2,302
PHARMACEUTICALS—3.6%
25,602	Johnson & Johnson	4,177
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—4.0%
33,827	Microchip Technology Inc.	4,604
SOFTWARE—15.8%
8,726	Adobe Inc.*	4,003
13,702	Intuit Inc.	4,950
17,932	Microsoft Corp.	4,159
11,853	salesforce.com Inc.*	2,674
19,410	SAP SE ADR (Germany)[1]	2,449
		18,235
SPECIALTY RETAIL—1.2%
3,350	O'Reilly Automotive Inc.*	1,425
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—5.2%
45,791	Apple Inc.	6,043
TEXTILES, APPAREL & LUXURY GOODS—2.7%
23,006	NIKE Inc.	3,073
TOTAL COMMON STOCKS
(Cost $72,116)		114,534
TOTAL INVESTMENTS—99.0%
(Cost $72,116)		114,534
CASH AND OTHER ASSETS, LESS LIABILITIES—1.0%		1,168
TOTAL NET ASSETS—100.0%		$115,702

Harbor Strategic Growth Fund
Portfolio of Investments—Continued

FAIR VALUE MEASUREMENTS
All investments at January 31, 2021 (as disclosed in the preceding Portfolio of Investments) were classified as Level 1. There were no Level 3 investments at January 31, 2021 or October 31, 2020.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*	Non-income producing security
1
Depositary receipts such as American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and other country specific depositary receipts are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depositary banks and generally trade on an established market in the U.S. or elsewhere.

The accompanying notes are an integral part of the Portfolios of Investments.

Harbor Domestic Equity Funds
Notes to Portfolios of Investments—January 31, 2021 (Unaudited)

Note 1—Organizational Matters
Harbor Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), as an open-end management investment company. As of January 31, 2021, the Trust consists of 36 separate portfolios. The portfolios covered by this report are: Harbor Capital Appreciation Fund, Harbor Large Cap Value Fund, Harbor Mid Cap Fund, Harbor Mid Cap Growth Fund, Harbor Mid Cap Value Fund, Harbor Small Cap Growth Fund, Harbor Small Cap Value Fund, and Harbor Strategic Growth Fund (individually or collectively referred to as a “Fund” or the “Funds," respectively). Harbor Capital Advisors, Inc. (“Harbor Capital”) is the investment adviser for the Funds.
 Note 2—Significant Accounting Policies
Security Valuation
The Trust’s valuation procedures permit the Funds to use a variety of valuation methodologies, consider a number of subjective factors, analyze applicable facts and circumstances and, in general, exercise judgment, when valuing Fund investments. The methodology used for a specific type of investment may vary based on the circumstances and relevant considerations, including available market data.
Equity securities (including common stock, preferred stock, and convertible preferred stock), exchange-traded funds and financial derivative instruments (such as futures contracts, options contracts, including rights and warrants and centrally cleared swap agreements) that are traded or cleared on a national securities exchange or system (except securities listed on the National Association of Securities Dealers Automated Quotation (“NASDAQ”) system and United Kingdom securities) are valued at the last sale price on a national exchange or system on which they are principally traded or cleared as of the valuation date. Securities listed on the NASDAQ system or a United Kingdom exchange are valued at the official closing price of those securities. In the case of securities for which there are no sales on the valuation day, (i) securities traded principally on a U.S. exchange, including NASDAQ, are valued at the mean between the closing bid and ask price; and (ii) securities traded principally on a foreign exchange, including United Kingdom securities, are valued at the official bid price determined as of the close of the primary exchange. Securities of open-end registered investment companies that are held by a Fund are valued at net asset value. To the extent these securities are actively traded and fair valuation adjustments are not applied, they are normally categorized as Level 1 in the fair value hierarchy. Equity securities traded on inactive markets or valued by reference to similar instruments are normally categorized as Level 2 in the fair value hierarchy. For more information on the fair value hierarchy, please refer to the Fair Value Measurements and Disclosures section.
Short-term securities with a remaining maturity of less than 60 days at the time of acquisition that are held by a Fund are valued at amortized cost to the extent amortized cost represents fair value. Such securities are normally categorized as Level 2 in the fair value hierarchy.
Over-the-counter financial derivative instruments, such as forward currency contracts, options contracts, and swap agreements, derive their value from underlying asset prices, indices, reference rates and other inputs, or a combination of these factors. These instruments are valued using evaluated prices furnished by a pricing vendor selected by the Board of Trustees. In certain cases, when a valuation is not readily available from a pricing vendor, the Fund’s subadviser provides a valuation, typically using its own proprietary models. Depending on the instrument and the terms of the transaction, the value of the derivative instrument can be determined by a pricing vendor or subadviser using a series of techniques, including simulation pricing models. The pricing models use inputs, such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates, that are observed from actively quoted markets. Derivative instruments that use valuation techniques and inputs similar to those described above are normally categorized as Level 2 in the fair value hierarchy.
A Fund may also use fair value pricing if the value of some or all of the Fund’s securities have been materially affected by events occurring before the Fund’s pricing time but after the close of the primary markets or exchanges on which the security is traded. This most commonly occurs with foreign securities, but may occur with other securities as well. In such cases, the Fund may apply a fair value factor supplied by the pricing vendor to a foreign security’s market close value to reflect changes in value that may have occurred between the close of the primary market or exchange on which the security is traded and the Fund’s pricing time. That factor may be derived using observable inputs such as a comparison of the trading patterns of a foreign security to intraday trading in the U.S. markets that are highly correlated to the foreign security or other information that becomes available after the close of the foreign market on which the security principally traded. When fair value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from market quotations, official

Harbor Domestic Equity Funds
Notes to Portfolios of Investments—Continued

Note 2—Significant Accounting Policies—Continued
closing prices or evaluated prices for the same securities, which means that the Fund may value those securities higher or lower than another given fund that uses market quotations, official closing prices or evaluated prices supplied by a pricing vendor in its calculation of net asset value. Securities valued using observable inputs, such as those described above, are normally categorized as Level 2 of the fair value hierarchy.
When reliable market quotations or evaluated prices supplied by a pricing vendor are not readily available or are not believed to accurately reflect fair value, securities are priced at their fair value as determined by the Trust’s Valuation Committee (the “Valuation Committee”) pursuant to procedures adopted, and subject to oversight, by the Board of Trustees. The Valuation Committee is comprised of a trustee and officers of the Trust and employees of Harbor Capital with relevant experience or responsibilities. Each security for which the Valuation Committee determines a fair value, including the basis for the fair value decision, is reviewed by the Board of Trustees at its regularly scheduled board meetings. Securities valued using fair valuation methods that incorporate significant unobservable inputs are normally categorized as Level 3 in the fair value hierarchy.
Fair Value Measurements and Disclosures
Various inputs may be used to determine the value of each Fund’s investments, which are summarized in three broad categories defined as Level 1, Level 2, and Level 3. The inputs or methodologies used for valuing securities are not necessarily indicative of the risk associated with investing in those securities. The assignment of an investment to Levels 1, 2, or 3 is based on the lowest level of significant inputs used to determine its fair value.
Level 1–	Quoted prices in active markets for identical securities.
Level 2–	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3–
Significant unobservable inputs are used in situations where quoted prices or other observable inputs are not available or are deemed unreliable. Significant unobservable inputs may include each Fund’s own assumptions.

The categorization of investments into Levels 1, 2, or 3, and a summary of significant unobservable inputs used for Level 3 investments, when applicable, can be found at the end of each Fund’s Portfolio of Investments schedule. For fair valuations using significant unobservable inputs, if any, a reconciliation of the beginning to ending balances for reported fair values is provided at the end of each Fund’s Portfolio of Investments schedule that presents changes attributable to realized and unrealized gains and losses and purchases, sales, and transfers in/out of the Level 3 category during the period.
Each Fund used observable inputs in its valuation methodologies whenever they were available and deemed reliable.
Securities Transactions
Securities transactions are accounted for on the trade date (the date the order to buy or sell is executed).
Please refer to the most recent annual or semi-annual reports on the Harbor Funds’ website at harborfunds.com for more information regarding each Fund’s significant accounting policies, investments, and related transactions.

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111 South Wacker Drive, 34th Floor	Chicago, IL 60606-4302	800-422-1050	harborfunds.com
Trustees & Officers
Charles F. McCain
Chairman, President & Trustee
Scott M. Amero
Trustee
Donna J. Dean
Trustee
Randall A. Hack
Trustee
Robert Kasdin
Trustee
Kathryn L. Quirk
Trustee
Douglas J. Skinner
Trustee
Ann M. Spruill
Trustee
Erik D. Ojala
Chief Compliance Officer
Anmarie S. Kolinski
Treasurer
Kristof M. Gleich
Vice President
Gregg M. Boland
Vice President
Diana R. Podgorny
Secretary
Jodie L. Crotteau
Assistant Secretary
Lana M. Lewandowski
AML Compliance Officer
& Assistant Secretary
Lora A. Kmieciak
Assistant Treasurer
John M. Paral
Assistant Treasurer
Investment Adviser
Harbor Capital Advisors, Inc.
111 South Wacker Drive, 34th Floor
Chicago, IL 60606-4302
312-443-4400
Distributor
Harbor Funds Distributors, Inc.
111 South Wacker Drive, 34th Floor
Chicago, IL 60606-4302
312-443-4600
Shareholder Services
Harbor Services Group, Inc.
P.O. Box 804660
Chicago, IL 60680-4108
800-422-1050
FD.NQ.DE.0120